Share-Based and Other Compensation Plans - Performance Based Restricted Stock Units (Detail) - Performance Based Restricted Stock Units RSU [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of units
Outstanding, beginning of year	1,195
Granted	1,186
Cancelled	(461)
Forfeited	(91)
Outstanding, end of year	1,829	1,195
Weighted Average grant date fair value
Outstanding, beginning of year	$ 17.48
Granted	0.94	$ 8.97	$ 21.48
Cancelled	21.96
Forfeited	5.62
Outstanding, end of year	$ 6.22	$ 17.48
Weighted Average remaining contractual term
Outstanding, end of year	1 year 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 4.9